Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (9,039,831)	$ (7,937,011)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	605,637	249,592
Stock-based compensation expense	989,681	748,823
Changes in operating assets and liabilities:
Accounts and other receivables	(327,530)	311,366
Inventory	(9,124)	(12,944)
Prepaid expenses and other assets	(105,594)	214,402
Accounts payable	382,521	(14,501)
Accrued expenses	248,911	362,012
Unearned revenue	(8,654)	33,058
Accrued interest
Operating lease right-of-use asset	(812)	7,397
Net cash used in operating activities	(7,264,795)	(6,037,806)
Cash flows from investing activities
Purchase of property and equipment	(79,083)	(22,902)
Acquisition, net of cash acquired		(2,186,497)
Net cash used in investing activities	(79,083)	(2,209,399)
Cash flows from financing activities
Proceeds from issuance of common stock from direct offering, net of underwriting discounts, commissions, and offering expenses of $1,334,811	4,350,885
Proceeds from exercised stock options	74,899
Proceeds from exercise of warrants	1,371,147
Payment on loans payable		(251,746)
Proceeds from loans payable	191,849
Principal repayments on finance leases	(361,181)	(93,238)
Net cash provided by (used in) by financing activities	5,627,599	(344,984)
Net decrease in cash and cash equivalents	(1,716,279)	(8,592,189)
Cash and cash equivalents at beginning of year	2,821,570	11,413,759
Cash and cash equivalents at end of year	1,105,291	2,821,570
Supplemental disclosures of cash flow information:
Income taxes paid in cash	11,650	20,993
Interest paid	17,610	37,125
Noncash investing activities:
Stock issuance in connection with the acquisition		1,000,000
Noncash financing activities:
Fair value of warrants issued to placement agents	$ 74,281